Party-in-Interest Transactions (Details) - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Party-in-Interest Transactions [Abstract]
Total investments at fair value	$ 411,209,167	$ 360,983,991
Notes receivable from participants	3,492,310	3,450,393
Total dividend income	20,873,491	12,838,626
Company Common Stock [Member]
Party-in-Interest Transactions [Abstract]
Purchases of Company Stock	3,824,520	4,560,353
Sales of Company stock	$ 3,236,945	$ 6,099,149
Number of shares of Company stock held in participants accounts (in Shares)	724,330	737,569
Total investments at fair value	$ 30,074,182	$ 35,226,305
Total dividend income	$ 1,043,188	$ 1,022,466